ACCOUNTING POLICIES (Related Party) (Details)	12 Months Ended
Dec. 31, 2018
Related Party Transaction [Line Items]
Document Period End Date	Dec. 31, 2018
Profit sharing percent of earnings from Frontline from July 1 2015 onwards	50.00%
Frontline Charterers [Member]
Related Party Transaction [Line Items]
Profit Sharing Agreement, Term	3 years 6 months